STOCK-BASED COMPENSATION - Activity of the stock incentive plans for options (Details) (Stock Options, Stock Incentive Plan, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options | Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share of options granted - Granted	$ 4.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Balance	702,907	729,657
Options outstanding - Granted	184,625
Options outstanding - Exercise of stock options	(4,500)	(17,750)
Options outstanding - Cancelled	(22,175)	(9,000)
Options outstanding, Balance	860,857	702,907
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, Balance	$ 17.78	$ 17.59
Weighted average exercise price - Granted	$ 16.5
Weighted average exercise price - Exercise of stock options	$ 12.5	$ 11.06
Weighted average exercise price - Cancelled	$ 17.01	$ 15.76
Weighted average exercise price, Balance	$ 17.55	$ 17.78
Exercisable, Balance	533,074	491,780
Exercisable, Balance	540,937	533,074